Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Provision for income taxes at the Company’s statutory tax rate of 21%	(2,789,875)	(1,937)
State income taxes	(561,368)	—
Income tax rate differential	(123,695)	(609)
Change in valuation allowance	3,412,397	2,494
Other	150,423	52
Provision for income taxes at the Company’s effective income tax rate . . .	87,882	—

Summary of significant components of the Company's deferred tax assets

		Period from
		September 18,
		2019 (date of
	Year ended	incorporation) to
	December 31, 2020	December 31, 2019
	$	$
Net operating loss carryforwards	1,910,665	580
License agreements	967,268	—
Share based compensation	422,280	—
Other	114,678	1,914
Total deferred tax assets	3,414,891	2,494
Valuation allowance	(3,414,891)	(2,494)
Net deferred tax assets	—	—

Therapeutics Acquisition Corp.
Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	For the Period from April 15, 2020
	(inception) through December 31,
	2020
(in thousands):
Statutory federal income tax rate	$(65)	21%
Change in valuation allowance	$65	(21)%
Income tax provision	$—	—%

Summary of significant components of the Company's deferred tax assets

December 31, 2020
(in thousands):
Deferred tax assets:
Net operating loss carryforward	$22
Capitalized start up/organization costs	43
Total deferred tax assets	$65
Valuation allowance	(65)
Deferred tax assets, net of allowance	$—